Summary of Significant Accounting Policies (Details) - USD ($)					12 Months Ended
		Oct. 16, 2024	Sep. 18, 2024	Apr. 01, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 18, 2024	Dec. 17, 2023	Oct. 01, 2023
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net of an estimated allowance										$ 863,328
Allowance for credit losses					$ 1,112,315	$ 109,214
Allowance for doubtful accounts						109,214
Inventory valuation					$ 93,037	$ 83,889	100,785
Issued price share (in Dollars per share)						$ 4
Net proceeds						$ 5,400,000
Other offering expense						$ 600,000
Ordinary shares outstanding (in Shares)	[1]				21,500,000	20,000,000
Par value (in Dollars per share)	[1]				$ 0.00025	$ 0.00025
Bearing interest			8.00%
Aggregate original issue discount			$ 800,000
Ordinary shares issued (in Shares)	[1]				21,500,000	20,000,000
Purchase price per share (in Dollars per share)			$ 0.00025
Percentage of outstanding balance					120.00%
Subsequent redemption					25.00%
Gross proceeds from sale		$ 10,000,000
Issuance value					$ 2,325
Percentage of service commission					10.00%
Contract liabilities					$ 533,625	$ 530,488
Revenue recognized contract liabilities					468,545	445,808
Market promotion expenses					25,210	5,733	133,160
Freight costs					57,421	118,647	275,211
Research and development expense					150,511	141,702	39,490
Value added tax, percentage				13.00%
Government subsidies					701	1,314	3,441
Statutory surplus						$ 11,348
Taxpayers Selling Consumer Products [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage				16.00%
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage					6.00%
Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate principal amount			$ 10,830,000
Conversion price per share (in Dollars per share)			$ 1.2
Conversion price percentage			70.00%
Trading day period			60 days
Convertible Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion price per share (in Dollars per share)								$ 0.24
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate					10.00%
Registered capital limit, percentage for appropriation is not required					50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate					8.00%
Statutory surplus fund					10.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Par value (in Dollars per share)			$ 0.00025
Ordinary shares issued (in Shares)			9,300,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)						1,500,000
Ordinary shares outstanding (in Shares)						21,500,000
Par value (in Dollars per share)						$ 0.00025
IPO [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Issued price share (in Dollars per share)									$ 4

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16)